Exhibit 1

West Town Mall Trust 2017-KNOX

Commercial Mortgage Pass-Through Certificates, Series 2017-KNOX

Report To:

J.P. Morgan Chase Commercial Mortgage Securities Corp.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

Column Financial, Inc.

Credit Suisse Securities (USA) LLC

30 June 2017

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

383 Madison Avenue

New York, New York 10179

Column Financial, Inc.

Credit Suisse Securities (USA) LLC

11 Madison Avenue

New York, New York 10010

Re:	West Town Mall Trust 2017-KNOX Commercial Mortgage Pass-Through Certificates, Series 2017-KNOX (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”) in evaluating the accuracy of certain information with respect to the Trust Loan (as defined in Attachment A) that will secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the West Town Mall Trust 2017-KNOX securitization transaction (the “Draft Preliminary Offering Circular”) and

g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Trust Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Trust Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Trust Loan,
iii.	Whether the originators of the Trust Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Trust Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

30 June 2017

Attachment A Page 1 of 5

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent interests in West Town Mall Trust 2017-KNOX (the “Issuing Entity”) that will be established by the Depositor,
b.	The assets of the Issuing Entity will consist primarily of 4 promissory notes (collectively, the “Trust Notes”) issued by West Town Mall, LLC, a Delaware limited liability company (the “Borrower”), collectively evidencing a fixed rate loan (the “Trust Loan”),
c.	The Trust Loan is part of a split loan structure consisting of the Trust Loan and 2 fixed rate loans (collectively, the “Companion Loans,” together with the Trust Loan, the “Mortgage Loan”), each evidenced by a separate promissory note (collectively, the “Companion Notes”), which will not be assets of the Issuing Entity,
d.	Certain Trust Notes are subordinate to certain Companion Notes in right of payment and
e.	The Mortgage Loan is secured by, among other things, a first mortgage lien on the Borrower’s fee and leasehold interest in West Town Mall, a regional shopping center located in Knoxville, Tennessee (the “Property”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Trust Loan, Companion Loans, Mortgage Loan and Property as of 1 July 2017 (the “Cut-off Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 5

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Trust Loan, Companion Loans, Mortgage Loan and Property as of the Cut-off Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date” of the Mortgage Loan, as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan as of the Cut-off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date and
b.	Maturity Date

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Loan Term” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	First Payment Date, as shown on the Final Data File, and
b.	First payment date that a payment of principal and interest is due, as shown in the loan agreement Source Document,

of the Mortgage Loan, we recalculated the “IO Period” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:
a.	Total Original Balance Whole Loan Balance,
b.	Current Interest Rate and
c.	Monthly First Mortgage Debt Service

of the Mortgage Loan, all as shown on the Final Data File, we recalculated the “Amortization Term” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 5

8.	Using the:
a.	Seasoning and
b.	Loan Term

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Remaining Term to Maturity” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the “Monthly First Mortgage Debt Service” of the Mortgage Loan, as shown on the Final Data File, and the calculation methodology provided by the Depositor which is described in the succeeding paragraph of this Item 9., we recalculated the “Annual First Mortgage Debt Service” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual First Mortgage Debt Service” as 12 times the “Monthly First Mortgage Debt Service,” as shown on the Final Data File.

10.	Using the:
a.	Total Original Balance Whole Loan Balance,
b.	Accrual Basis,
c.	Seasoning,
d.	IO Period,
e.	First Payment Date,
f.	Maturity Date,
g.	Current Interest Rate and
h.	Monthly First Mortgage Debt Service

of the Mortgage Loan, all as shown on the Final Data File, we recalculated the principal balance of the Mortgage Loan as of the Cut-off Date (the “Total Cut-off Date Whole Loan Balance”) and as of the “Maturity Date” of the Mortgage Loan (the “Total Maturity Balance Whole Loan Balance”), assuming all scheduled payments of principal and/or interest on the Mortgage Loan are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Depositor instructed us to ignore differences of $1 or less.

Attachment A Page 4 of 5

11.	Using the:
a.	Total Cut-off Date Whole Loan Balance,
b.	Total Maturity Balance Whole Loan Balance,
c.	Annual First Mortgage Debt Service,
d.	TTM NOI,
e.	UW Financials NOI,
f.	UW Financials Net Cash Flow,
g.	Appraisal Value and
h.	Net Rentable Area

of the Mortgage Loan and Property, as applicable, all as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	TTM NOI DSCR,
ii.	UW NOI DSCR,
iii.	UW NCF DSCR,
iv.	TTM NOI DY,
v.	UW NOI DY,
vi.	UW NCF DY,
vii.	LTV Cut-off Value,
viii.	LTV Balloon Value,
ix.	Total Cut-off Date Whole Loan Balance PSF and
x.	Total Maturity Balance Whole Loan Balance PSF

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, we were instructed by the Depositor to:

a.	Round the “TTM NOI DSCR,” “UW NOI DSCR,” “UW NCF DSCR,” “Total Cut-off Date Whole Loan Balance PSF” and “Total Maturity Balance Whole Loan Balance PSF” characteristics to two decimal places and
b.	Round the “TTM NOI DY,” “UW NOI DY,” “UW NCF DY,” “LTV Cut-off Value” and “LTV Balloon Value” characteristics to the nearest 1/10th of one percent.

12.	Using the:
a.	SF1,
b.	SF2,
c.	SF3,
d.	SF4,
e.	SF5 and
f.	Net Rentable Area

of the Property, as applicable, all as shown on the Final Data File, we recomputed the:

i.	Space Pct 1,
ii.	Space Pct 2,
iii.	Space Pct 3,
iv.	Space Pct 4 and
v.	Space Pct 5

of the Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 5

13.	Using the:
a.	Primary Servicing Fee Rate and
b.	Master Servicing Fee Rate

of the Trust Loan, both as shown on the Final Data File, we recalculated the “Servicer Fee” of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

14.	Using the:
a.	Servicer Fee,
b.	Trustee & Paying Agent Fee,
c.	Operating Advisor and
d.	CREFC Fee

of the Trust Loan, all as shown on the Final Data File, we recalculated the “Admin. Fee” of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

15.	Using the:
a.	Current Interest Rate and
b.	Admin. Fee

of the Trust Loan, both as shown on the Final Data File, we recalculated the “Net Interest Rate” of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan Source Documents

Source Document Title	Source Document Date

Loan Agreement	29 June 2017

Promissory Notes	29 June 2017

Cash Management Agreement	29 June 2017

Settlement Statement	29 June 2017

Guaranty Agreement	29 June 2017

Property Source Documents

Source Document Title	Source Document Date

Appraisal Report	24 May 2017

Engineering Report	7 June 2017

Environmental Phase I Report	7 June 2017

Underwritten Rent Roll	1 March 2017

Underwriter’s Summary Report	Not Dated

Leases	Various

Ground Lease	1 April 1992

Property Management Agreement	29 June 2017

Pro Forma Title Policy	Not Applicable

USPS Internet Site (www.usps.gov)	Not Applicable

Exhibit 2 to Attachment A Page 1 of 5

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Property Address (see Note 1)	Appraisal Report
Property City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
County	USPS Internet Site (www.usps.gov)
Zip Code	USPS Internet Site (www.usps.gov)
Property Type (see Note 2)	Appraisal Report and Underwritten Rent Roll
Property Sub-Type (see Note 2)	Appraisal Report and Underwritten Rent Roll
Year Built	Appraisal Report
Measurement Unit	Underwritten Rent Roll
Net Rentable Area	Underwritten Rent Roll
Ground Lease	Ground Lease
Ground Lease Maturity Date	Ground Lease
Occupancy % Most Recent	Underwritten Rent Roll
Occupancy Date Most Recent	Underwritten Rent Roll
Single Tenant	Underwritten Rent Roll
Property Manager	Property Management Agreement
Title Type	Pro Forma Title Policy

Third Party Information:

Characteristic	Source Document

Appraisal Value	Appraisal Report
Date of Appraisal	Appraisal Report
Cap Rate	Appraisal Report
Appraisal Type	Appraisal Report
Appraisal Firm	Appraisal Report
Phase I Date	Environmental Phase I Report
Environmental Firm	Environmental Phase I Report
Engineering Report Date	Engineering Report
Engineering Firm	Engineering Report

Exhibit 2 to Attachment A Page 2 of 5

Major Tenant Information:

Characteristic	Source Document

Tenant Name 1	Underwritten Rent Roll
SF1	Underwritten Rent Roll
Tenant Lease Maturity Date 1	Underwritten Rent Roll
Tenant Name 2	Underwritten Rent Roll
SF2	Underwritten Rent Roll
Tenant Lease Maturity Date 2	Underwritten Rent Roll
Tenant Name 3	Underwritten Rent Roll
SF3	Underwritten Rent Roll
Tenant Lease Maturity Date 3	Underwritten Rent Roll
Tenant Name 4	Underwritten Rent Roll
SF4	Underwritten Rent Roll
Tenant Lease Maturity Date 4	Underwritten Rent Roll
Tenant Name 5	Underwritten Rent Roll
SF5	Underwritten Rent Roll
Tenant Lease Maturity Date 5	Underwritten Rent Roll

Underwriting Information: (see Note 3)

Characteristic	Source Document

UW Occupancy	Underwriter’s Summary Report
UW Financials Effective Gross Income	Underwriter’s Summary Report
UW Financials Expense Total	Underwriter’s Summary Report
UW Financials NOI	Underwriter’s Summary Report
UW Financials Replacement Reserves	Underwriter’s Summary Report
UW TI and LC	Underwriter’s Summary Report
UW Financials Net Cash Flow	Underwriter’s Summary Report
TTM as of	Underwriter’s Summary Report
TTM NOI	Underwriter’s Summary Report
2016 NOI	Underwriter’s Summary Report
2015 NOI	Underwriter’s Summary Report
2014 NOI	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 3 of 5

Reserve and Escrow Information:

Characteristic	Source Document(s)

Initial Tax Escrow	Settlement Statement
Monthly Tax Escrow	Loan Agreement
Initial Insurance Escrow	Settlement Statement
Monthly Insurance Escrow	Loan Agreement
Replacement Reserves Initial Deposit Amount	Settlement Statement and Loan Agreement
Replacement Reserves Monthly Deposit Amount	Loan Agreement
Replacement Reserves Cap	Loan Agreement
Rollover Reserves Initial Deposit Amount	Settlement Statement and Loan Agreement
Rollover Reserves Monthly Deposit Amount	Loan Agreement
Rollover Reserves Cap	Loan Agreement
Ground Rent Upfront Reserve	Settlement Statement and Loan Agreement
Ground Rent Monthly Reserve	Loan Agreement
Deferred Maintenance Reserve Deposit Amount	Settlement Statement and Loan Agreement
Initial Debt Service Deposit	Settlement Statement and Loan Agreement
Monthly Debt Service Deposit	Loan Agreement
Other Escrow Type	Settlement Statement and Loan Agreement
Other Escrow Initial Deposit	Settlement Statement and Loan Agreement
Other Escrow Monthly Deposit	Loan Agreement

Mortgage Loan, Companion Loan and Trust Loan Information: (see Note 4)

Characteristic	Source Document(s)

Borrower Entities	Loan Agreement
Origination Date	Loan Agreement
Total Original Balance Whole Loan Balance	Loan Agreement
Payment Date	Loan Agreement
First Payment Date	Loan Agreement
Maturity Date	Promissory Notes and Loan Agreement
Grace Period (Default)	Loan Agreement
Grace Period (Late Payment)	Loan Agreement
Amortization Type	Loan Agreement
Current Interest Rate	Promissory Notes and Loan Agreement
Accrual Basis	Loan Agreement
Interest Accrual Period Start	Loan Agreement
Interest Accrual Period End	Loan Agreement
Monthly First Mortgage Debt Service (see Note 5)	Loan Agreement
String (see Note 6)	Loan Agreement
Partial Prepayments Allowed	Loan Agreement
Partial Release Permitted	Loan Agreement
Substitution Allowed	Loan Agreement

Exhibit 2 to Attachment A Page 4 of 5

Mortgage Loan, Companion Loan and Trust Loan Information: (continued)

Characteristic	Source Document(s)

LockBox (Y/N)	Loan Agreement and Cash Management Agreement
LockBox Type (see Note 7)	Loan Agreement and Cash Management Agreement
Cash Management (see Note 8)	Loan Agreement and Cash Management Agreement
Terms/Description of Springing Cash Management (If applicable)	Loan Agreement and Cash Management Agreement
Single Asset Entity	Loan Agreement
Single Purpose Entity	Loan Agreement
TIC Structure	Loan Agreement
Condo Structure	Loan Agreement
DST	Loan Agreement
Letter of Credit	Loan Agreement
Earnout / Holdback	Loan Agreement
Future Debt Permitted?	Loan Agreement
Future Debt Description	Loan Agreement
Non-Consolidation Letter	Loan Agreement
Sponsors	Guaranty Agreement

Notes:

1.	For the purpose of comparing the:
a.	Property Address,
b.	Property City and
c.	State

characteristics, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

2.	For the purpose of comparing the “Property Type” and “Property Sub-Type” characteristics, the Depositor instructed us to use the property type and related property sub-type, both as shown in the appraisal report Source Document, that accounts for the majority of the Property’s square footage, as shown in the underwritten rent roll Source Document.

3.	For the purpose of comparing the “Underwriting Information” characteristics, the Depositor instructed us to ignore differences of $1 or less.

Exhibit 2 to Attachment A Page 5 of 5

Notes: (continued)

4.	For each “Mortgage Loan, Companion Loan and Trust Loan Information” characteristic, except for the:
a.	Total Original Balance Whole Loan Balance and
b.	Monthly First Mortgage Debt Service

characteristics, which are only related to the Mortgage Loan, the Depositor instructed us to:

i.	Compare the information for each of these characteristics, as shown on the Preliminary Data File, to the corresponding information in the applicable Source Document(s) for the Mortgage Loan and
ii.	Use the information for each of these characteristics for the Mortgage Loan, Trust Loan and Companion Loans, as applicable.

5.	For the purpose of comparing the “Monthly First Mortgage Debt Service” characteristic, the Depositor instructed us to use the monthly debt service for the Mortgage Loan for the first payment date after the expiration of the “IO Period” (as defined in Item 6. of Attachment A), as shown in the loan agreement Source Document.

6.	For the purpose of comparing the “String” characteristic, the Depositor instructed us to assume that the entire “Loan” (as defined in the loan agreement Source Document) has been securitized.

7.	For the purpose of comparing the “LockBox Type” characteristic, the Depositor instructed us to use “Hard” if the applicable Source Documents currently require tenants (or the property manager) to pay rent or other income directly to the lockbox account.

8.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” if prior to the occurrence of certain trigger events that are described in the applicable Source Documents, the applicable Source Documents instruct the lockbox bank to transfer funds from the lockbox account to the Borrower who is responsible for remitting monthly debt service payments and for funding escrows, and subsequent to the occurrence of certain trigger events that are described in the applicable Source Documents, the applicable Source Documents require all funds in the lockbox account to no longer be transferred to the Borrower and for such funds to be used to remit monthly debt service payments and for funding escrows.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Control Number
Loan Number
Property Name
Property Count
Whole Loan Note Control (Y/N)
Whole Loan Piece – In Trust
Whole Loan Piece – Not In Trust
Seismic Insurance
Seismic PML %
Addit Debt Exist (Y/N)
Additional Debt Type(s)
Loan Purpose
Year Renovated
Guaranty
Master Servicing Fee Rate
Primary Servicing Fee Rate
Trustee & Paying Agent Fee
CREFC Fee
Operating Advisor

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.